Investment Income	12 Months Ended
Dec. 31, 2020
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Investment Income
3.	INVESTMENT INCOME
	Dividends received	0.4	—	0.4
	Interest received - environmental trust funds	0.7	0.7	0.6
	Interest received - cash balances	7.6	6.6	6.8

	Total investment income	8.7	7.3	7.8